Equity - Deferred Share Units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Share Units [Roll Forward]
Beginning balance at (in shares)	756,223	820,031
DSUs Granted (in shares)	80,319	35,953
DSUs Exercised (in shares)	(126,862)	(99,761)
Ending balance at (in shares)	709,680	756,223